REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	6 Months Ended
Jun. 30, 2023
REVENUE FROM CONTRACTS WITH CUSTOMERS
Schedule of disaggregated revenues

	Six Months Ended
	June 30,
	2022	2023
Room revenues	3,271	5,507
Food and beverage revenues	467	635
Others	265	324
Leased and owned hotels revenue	4,003	6,466
Initial one-time license/franchise fee	52	54
On-going management and service/royalty fees	592	1,232
Central reservation system usage fees, other system maintenance and support fees	522	1,152
Reimbursements for hotel manager fees	533	600
Other fees	235	372
Manachised and franchised hotels revenue	1,934	3,410
Other revenues	126	134
Total revenues	6,063	10,010

Schedule of contract balances

	As of
	December 31,	June 30,
	2022	2023
Current contract liabilities	1,308	1,413
Long-term contract liabilities	828	936
Total contract liabilities	2,136	2,349